Shareholders' Equity (Schedule of information about share options) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options	22,102
Number exercisable	16,398
Exercise price 4.38 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 4.38
Number of outstanding options	16,398
Number exercisable	16,398
Weighted average remaining Contractual of outstanding options	2 years 8 months 23 days
Exercise price 36.45 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 36.45
Number of outstanding options	5,704
Number exercisable	0
Weighted average remaining Contractual of outstanding options	6 years 8 months 26 days